Purchases and other expenses - Other liabilities - Components (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses
Provision for litigation	€ 387	€ 405	€ 525	€ 643
Cable network access fees (IRU)	25	38	59
Submarine cable consortium	230	191	258
Security deposit received	111	128	134
Orange Money - units in circulation	1,244	1,030	823
Other	804	852	775
Total	€ 2,802	€ 2,644	€ 2,574	€ 2,448